Basis of presentation	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation

2. Basis of presentation

The Company’s fiscal year ends on December 31, and its fiscal quarters end on March 31, June 30 and September 30.

Changes in classification

The Company has reclassified certain amounts from its previously issued consolidated financial statements. The Company has revised its presentation of certain operating expenses for 2011 and 2012 and has now included $2.1 million and $3.2 million, respectively, in sales and marketing expenses that was previously classified in general and administrative expenses. In addition, the Company has revised its disclosure of advertising costs for 2011 and 2012 to include costs of sponsorships of $2.6 million and $8.2 million, respectively.

Principles of consolidation

These consolidated financial statements include all the accounts of the Company and its wholly-owned subsidiaries. Unless otherwise specified, references to the Company are references to the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported and disclosed in the Company’s consolidated financial statements and accompanying notes. The Company regularly evaluates estimates and assumptions related to its allowance for doubtful accounts, stock-based compensation, inventory valuation, warranty liabilities, sales returns, web-based sale deliveries at period-end, implied post contract support and marketing allowances, the valuation and useful life evaluation of acquired intangibles, the valuation of deferred income tax assets and uncertain tax positions. The Company bases its estimates and assumptions on historical experience and on various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from management’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Unaudited interim consolidated financial statements

The accompanying interim consolidated balance sheet as of September 30, 2014, the interim consolidated statements of operations and cash flows for the nine months ended September 30, 2014 and 2013 and the interim consolidated statement of redeemable convertible preferred stock and stockholders’ equity (deficit) for the nine months ended September 30, 2014 are unaudited. The unaudited interim consolidated financial statements have been prepared on a basis consistent with the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company’s financial position as of September 30, 2014 and its results of operations and cash flows for the nine months ended September 30, 2014 and 2013. The financial data and the other financial information disclosed in the notes to these consolidated financial statements related to the nine-month periods are also unaudited. The results of operations for the nine months ended September 30, 2014 are not necessarily indicative of the results to be expected for the fiscal year ending December 31, 2014, or for any other future year or interim period.